Contingencies and Commitments	12 Months Ended
Dec. 31, 2020
Contingencies and Commitments [Abstract]
Contingencies and Commitments
50.	Contingencies and Commitments

(1)	Ongoing litigations and claims related with contingent liabilities and contingent assets as of December 31, 2019 and 2020 are as follows:

	2019			2020
	Number of cases	Claim amount		Number of cases	Claim amount
	In millions of won
As the defendant	586	￦	697,835	663	￦	550,535
As the plaintiff	199		707,287	200		729,798

A group of plaintiffs (consisting of 2,167 individuals) filed a lawsuit against NSSC (Nuclear Safety and Security Commission) regarding NSSC’s approval on May 18, 2015 of extending the operation of Wolsong unit 1 nuclear power plant. The appeal has been dismissed on May 29, 2020, resulting in plaintiffs’ loss. Also, Greenpeace and others filed an administrative litigation against NSSC requesting cancelation of the construction permit of Shin-Kori unit 5 and 6 in September 12, 2016 and lost the lawsuit in February 14, 2019. They appealed the case in March 18, 2019, but the appeal had been dismissed on January 8, 2021. Thus plaintiffs filed an appeal to the Supreme Court of Korea. The Company joined these litigations as a stakeholder after obtaining permission from the court.

As of December 31, 2020, in connection with Shin-Hanul unit 3 & 4, the Company has received communications from a vendor for costs incurred for the preliminary work of the main equipment and associated compensation due to the discontinuation of the construction. The Company does not believe that it has a present obligation to this vendor, and that it is probable that the Company will prevail if a lawsuit is filed against the Company. In addition, the Company cannot reliably estimate the potential economic outflow related to the obligation as of December 31, 2020.

The Company is the defendant against a number of claims. The following is potentially significant ongoing claims pertaining to the Company:

①

There is an ongoing claim against the Company from a group of plaintiffs (consisting of 3,910 individuals) regarding the contribution to plan assets and payment of retirement benefits. The Company recognized ￦11,730 million as litigation provisions in relation to the lawsuit.

②

There is an ongoing claim against the Company due to disagreements over contract details regarding the construction of the waste refinement power generation plant for Next Energy Co., Ltd., including commencement of commercial operation, however, the Company has not recognized any provision, as the outcome of the lawsuit and the related amount and timing of economic benefit outflow that the Company may be liable for cannot be reasonably estimated as of December 31, 2020.

③

There are multiple ongoing claims against the Company related to ordinary wages, requesting payment of unpaid wages. The Company believes that the possibility of the outflow of economic benefits is probable on the ongoing and the expected lawsuits. Accordingly, the Company recognized ￦8,307 million as litigation provisions in relation to the lawsuit as of December 31, 2020.

In addition to the abovementioned significant ongoing claims, there are 10 arbitration cases pertaining to the Company as of December 31, 2020 and the significant arbitration cases for the year ended December 31, 2020 are as follows:

①

The Company has been accused of breach of contract in relation to ERP software, which is provided by SAP Korea Ltd. The litigation was filed in the International Court of Arbitration of the International Chamber of Commerce. The Company has recognized ￦1,319 million of litigation provision in relation to the lawsuit.

②

In relation to the electric power IT modernization project in Kerala, India, Enzen, a subcontractor, filed an arbitration against the Company to the Indian Council of Arbitration due to disagreements in the contract, but the Company has not recognized any provision because the amount and timing of economic benefit outflow cannot be reasonably estimated.

③

Two companies including GE Energy Products France SNC filed an arbitration against the Company to Korea Commercial Arbitration Board regarding additional payment of construction costs, but the Company has not recognized any provision because the probability of economic benefit outflow is remote and the related amount cannot be reliably estimated.

(2)	Guarantees of payments and commitments provided to other companies as of December 31, 2019 and 2020 are as follows:

①

The Company has outstanding borrowings with a limit of USD 275,600 thousand from its creditors such as International Finance Corporation. Regarding the borrowing contract, the Company has guaranteed capital contribution of USD 69,808 thousand and additional contribution up to USD 19,000 thousand for contingencies, if any. Moreover, for one of the electricity purchasers, Central Power Purchasing Agency Guarantee Ltd., the Company has provided payment guarantee up to USD 2,777 thousand, in case of construction delay or insufficient contract volume after commencement of the construction.

②

The Company has provided PT. Perusahaan Listrik Negara performance guarantee up to USD 2,293 thousand and investment guarantee up to USD 43,500 thousand to Mizuho bank and others in proportion to its ownership in the electricity purchase contract with PT. Cirebon Energi Prasarana in relation to the second electric power generation business in Cirebon, Indonesia.

③

The Company has provided MUFG Bank, Ltd. (MUFG) borrowing guarantee up to USD 41,258 thousand in proportion to its ownership in the equity bridge loan (EBL) guarantee with PT. Cirebon Energi Prasarana in relation to the second electric power generation business in Cirebon, Indonesia.

④

The Company has provided the Export-Import Bank of Korea, BNP Paribas and ING Bank with the guarantees of mutual investment of USD 2,192 thousand, which is equivalent to the ownership interest of PT BS Energy and PT Nusantara Hydro Alam, in order to guarantee the expenses related to hydroelectric power business of Tanggamus, Indonesia.

⑤

The Company has provided USD 16,000 thousand of business performance guarantees to AEP Texas, Inc., for the construction, ownership, operation, and related cost-bearing implementation of electric power transmission equipment regarding Concho Valley solar business in the United States.

⑥

The Company has provided a guarantee to complete the construction of the waste oil refining power generation plant of Next energy Co.,Ltd. (contract amount : ￦14,700 million) to the financial institution agents, thus the Company is liable to compensate to financial institution agents for the any damages incurred in the event of incompletion of the construction. Also, the power generation guarantee agreement was concluded in connection with the consignment service for management and operations (the repayment period of the principal of the loan) after the completion of the construction. If the amount of power generated falls short of the contracted power generation amount, the Company will be liable to pay compensation for the shortage. The Company has recognized ~~￦~~13,500 million as a provision based on the assessment of expected outflow of resources.

⑦

The Company has provided the syndicate of lenders of PT Indo Raya Tenaga, the business corporation of PT Barito Wahana Tenaga, a guarantee by establishing the right of pledge on the shares of PT Barito Wahana Tenaga for project financing of PT Barito Wahana Tenaga as of December 31, 2020.

(3)	Credit lines provided by financial institutions as of December 31, 2020 are as follows:

Commitments	Financial institutions	Currency	Credit limit	Used amount
		In millions of won and thousands of foreign currencies
Commitments on Bank-overdraft	Nonghyup Bank and others	KRW	1,936,500	229,960
Commitments on Bank-daylight overdraft	Nonghyup Bank	KRW	280,000	—
Limit amount available for CP	Hana Bank	KRW	1,150,000	1,150,000
Limit amount available for card	Hana Bank and others	KRW	47,104	5,378
	Banco de Oro	PHP	5,000	3,000
Loan limit	Kookmin Bank and others	KRW	1,752,333	957,924
	DBS Bank and others	USD	1,809,700	55,393
Certification of payment on payables from foreign country	Nonghyup Bank	USD	8,700	7,912
Certification of payment on L/C	Shinhan Bank and others	USD	938,400	90,240
	Mizuho Bank	MXN	3,666	3,666
Certification of Performance guarantee on contract	Seoul Guarantee Insurance and others	KRW	66,890	59,677
	First Abu Dhabi Bank and others	USD	1,036,334	834,223
	Korea Development Bank and others	JPY	637,670	637,670
	Hana Bank	EUR	4,065	4,065
	Shinhan Bank	INR	6,806	6,806
	Hana Bank	CAD	148	148
	Maybank	MYR	7,500	7,500
	Hana Bank	SAR	68,054	68,054
Certification of bidding	Hana Bank	USD	10,000	197
	Hana Bank	EUR	2	2
Advance payment bond, Warranty bond, Retention bond and others	Seoul Guarantee Insurance	KRW	40,153	40,153
	Export-Import Bank of Korea and others	USD	550,616	498,761
	Hana Bank	SAR	6,508	6,508
	Hana Bank	MXN	20,538	20,538
Others	Nonghyup Bank and others	KRW	654,162	32,009
	Export-Import Bank of Korea and others	USD	2,268,158	1,819,226
	Shinhan Bank	JPY	381,210	381,210
	Standard Chartered	AED	50	50
	Shinhan Bank	MXN	6,471	4,901
Inclusive credit	Hana Bank	KRW	8,000	927
	Hana Bank and others	USD	30,722	17,236
	Shinhan Bank	INR	70,028	70,028
Trade finance	BNP Paribas and others	USD	750,000	—

(4)	As of December 31, 2019, blank check and assets provided as collaterals or pledges to financial institutions by the Company are follows:

Guarantor	Guarantee	Type of guarantee	Currency	Amount	Description
	In millions of won and thousands of foreign currencies
Mira Power Limited	International Finance Corporation and others	Property, plant and equipment and others	USD	275,600	Collateral for borrowings(*1)
Tamra Offshore Wind Power Co., Ltd.	Kyobo Life Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	171,600	Collateral for borrowings(*2)
SE Green Energy Co., Ltd.	DB Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	149,500	Collateral for borrowings(*2)
Gyeonggi Green Energy Co., Ltd.	Korea Development Bank and others	Cash and cash equivalents	KRW	327,800	Collateral for borrowings(*2)
Commerce and Industry Energy Co., Ltd.	IBK and others	Land, buildings, structures and machinery and others	KRW	110,500	Collateral for borrowings(*2)
KOSPO Youngnam Power Co., Ltd.	Shinhan Bank and others	Cash and cash equivalents	KRW	396,120	Collateral for borrowings(*2)
Gyeongju Wind Power Co., Ltd.	Samsung Fire & Marine Insurance Co., Ltd. and Others	Property, plant and equipment and others	KRW	110,240	Collateral for borrowings(*2)
Korea Offshore Wind Power Co., Ltd.	Woori Bank and Others	Utility plant and others	KRW	293,400	Collateral for borrowings(*2)
Qatrana Electric Power Company	The Islamic Development Bank and others	Finance lease receivable and property, plant and equipment and others	JOD	236,570	Collateral for borrowings(*1)
KST Electric Power Company, S.A.P.I. de C.V.	The Export—Import Bank of Korea and others	Finance lease receivable and property, plant and equipment and others	USD	401,277	Collateral for debt securities (*1)
Incheon Fuel Cell Co., Ltd.	Kookmin Bank and others	Cash and cash equivalents and others	KRW	276,960	Collateral for borrowings (*2)
TS Energy No. 25 Co., Ltd.	Kyobo Life Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	521,281	Collateral for borrowings (*2)

(*1)	This is based on the amount of loan commitment limit.

(*2)	As of December 31, 2020, the Company has established guarantees for pledge for transfer of rights of long-term borrowings, pledge for insurance claims, pledge for shares, etc.

The Company has ￦1,197 million of project loans from Korea Energy Agency as of December 31, 2020. The Company has provided a blank check as a repayment guarantee.

(5)

The Company temporarily suspended operations of the Gangneung hydroelectric generating plant, with a carrying amount of ￦69,532 million as of December 31, 2020, to improve the quality of water used in generating electricity. The expenses related to the suspension of operations of ￦46 million and depreciation on the idle assets of ￦6,604 million are recorded in other expenses for the year ended December 31, 2020. Regarding the improvement of water quality, the results of damages compensation for the local residents cannot be reasonably estimated, and the Company is in negotiations with Gangneung City and related stakeholders to restart the Gangneung hydroelectric generating plant as of December 31, 2020.

(6)

Due to the Korean government’s announcement of suspension of operation in the Gaeseong Industrial District, it is uncertain if the Company can exercise the property rights for the Company’s facility in the Gaeseong Industrial District as of December 31, 2020. The book value of facility is ￦15,524 million and the amount of trade receivables related to the companies residing in Gaeseong industrial complex is ￦2,911 million. The outcome of this event cannot be reasonably estimated as of December 31, 2020.

(7)

In connection with the electric power IT modernization project in Kerala, India, negotiations are underway due to disagreements in the contract regarding the existence and the scope of a warranty obligation. However, the Company has not recognized any provision because the amount and timing of economic benefit outflow cannot be reasonably estimated as of December 31, 2020.

(8)

To prevent the spread of COVID-19, a variety of prevention and control measures, including movement restrictions, are being implemented worldwide, and as a result, the global economy is being affected extensively. In addition, various forms of government policies are being announced to cope with COVID-19. The Company was unable to reasonably estimate the impact of COVID-19 and the impact of the government support policies on the Company’s consolidated financial statements as of December 31, 2020, and the resulting effects have not been reflected in the consolidated financial statements.